Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Transactions with Related Parties

4.Transactions with Related Parties

(a)Allseas: The following amounts charged by Allseas are included in the accompanying consolidated statements of comprehensive loss:

	2012	2013	2014
Included in Commissions
(1(i)) Charter hire commissions	$646,987	$750,533	$708,153

Netted against Gain from sale of assets
(1(ii)) Vessel sale & purchase commissions	$-	$-	$745,000

Included in Vessel operating expenses
(1(v)) Superintendent fees	$338,826	$399,626	$481,200

Included in Dry-docking expenses
(1(v)) Superintendent fees	$-	$109,248	$123,840

Management fees - related party
(1(iii)) Management fees	$3,428,548	$4,104,271	$4,628,813
(2) Financial accounting and reporting services	666,196	720,361	$757,442
(3) Loretto agreement	-	1,049,784	$880,015
Total Management fees	$4,094,744	$5,874,416	$6,266,270

Included in General and administrative expenses
(4) Administrative fees	$36,085	$38,598	$37,746
(7) Executive services agreement	$3,228,438	$7,582,634	$5,689,152

The following amounts charged by Allseas are capitalized and are included in vessels cost and advances for vessels under construction in the accompanying consolidated balance sheets: technical management and superintendent fees relating to newbuilding vessels (refer to 5–Newbuilding Supervision Agreement), and vessel purchase commissions (refer to 1(ii)–Vessel Commissions), which in the aggregate amounted to $1,588,512 and $3,804,918 for the years ended December 31, 2013 and 2014, respectively.

Following the cancellation of the newbuilding contract relating to Hull no. 656 as discussed in Note 5, for the year ended December 31, 2013, the Company recorded a loss from contract cancellation of $568,658 relating to capitalized expenses for Hull no. 656, which includes technical management and superintendent fees (refer to 5–Newbuilding Supervision Agreement) charged by Allseas that in the aggregate amounted to $444,421.

(1) Ship-Owning Company Management Agreements

(i) Charter Hire Commissions - The Company paid Allseas 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“Charter Hire Commission”), which are presented separately in the accompanying consolidated statements of comprehensive loss.

(ii) Vessel Commissions - The Company also paid Allseas a fee equal to 1.00% of the purchase price of any vessel bought, constructed or sold on behalf of the Company, calculated in accordance with the relevant memorandum of agreement, (“Vessel Commission”). Vessel commissions relating to vessel sale is included in the determination of the gain / loss on sale of assets presented in the accompanying consolidated statements of comprehensive loss. Vessel commissions relating to vessels bought or constructed are capitalized and included in vessels cost and advances for vessels under construction in the accompanying consolidated balance sheets.

(iii) Management Services - Each of the ship-owning companies has a management agreement with Allseas, under which management services are provided in exchange for a fixed daily fee per vessel. This fee is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. For the period from January 1, 2012 to May 31, 2012, the Company paid Allseas a management fee of €636.74 per vessel per day, while effective June 1, 2012, Allseas management fee was adjusted to €652.02 per vessel per day. Effective June 1, 2013, Allseas management fee was adjusted to €661.15 per vessel per day, while effective June 1, 2014, Allseas management fee was adjusted to €664.46 per vessel per day.

(iv) Pre-Delivery Services – A lump sum fee of $15,000 is payable to Allseas for pre-delivery services provided during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(v) Superintendent Services – Allseas is entitled to a superintendent fee of €500 per day for each day in excess of 5 days per calendar year for which a Superintendent performed on site inspection.

In January 2015, the Company’s vessel owning subsidiaries signed amended and restated management agreements with Allseas, according to which a portion of the services that were previously provided by Allseas have been ceased. Pursuant to the terms of the amended and restated management agreements, effective January 2, 2015, Allseas is no longer providing chartering and sale and purchase services, and as such the fees related to these services have been terminated.

(2) Accounting Agreement – Allseas is entitled to a fee of €250,000 per annum, payable quarterly, for the provision of financial accounting services, and a fee of $30,000 per vessel per annum, payable quarterly, for the provision of financial reporting services. These fees are included in Management fees - related party in the accompanying consolidated statements of comprehensive loss. For the years ended December 31, 2012, 2013 and 2014, an amount of $666,196, $720,361 and $757,442 respectively, was paid to Allseas for financial accounting and reporting services. In February 2015, the Company agreed to renew the term of the agreement for one additional year, effective January 1, 2015.

(3) Tripartite Agreement between the Company, Allseas and Loretto Finance Inc. - On November 10, 2009, the Company, Allseas, and Loretto Finance Inc. (“Loretto”), a wholly owned subsidiary of Allseas, signed a tripartite agreement, as clarified and amended by a supplemental agreement, effective from December 1, 2012, whereby in the event of a capital increase, an equity offering or the issuance of common shares to a third party or third parties in the future, other than common shares issued pursuant to the Company’s equity incentive plan as discussed in Note 13 (as the same may be further amended, amended and restated, supplemented or otherwise modified) or any future equity incentive plans may be adopted, the Company will issue, at no cost to Loretto, additional common shares in an amount equal to 2% of the total number of common shares issued pursuant to such capital increase, equity offering or third party issuance, as applicable. In accordance with the terms of the agreement, any common shares to be issued to Loretto under the agreement may only be issued once the capital increase, equity offering or third party issuance giving rise to the obligation to issue shares to Loretto under the agreement has closed and any applicable contingencies, forfeiture rights or conditions precedent relating to such capital increase, equity offering or third party issuance have lapsed or expired or have been cancelled or terminated, unless otherwise agreed by the mutual agreement of the parties. The fair value of the shares issued for no consideration are accounted as share based payment and presented as Management fees - related party in the year granted in the statement of comprehensive income / (loss). Accordingly, as of December 31, 2014, the Company has granted and issued to Loretto a total of 469,958 Class A common shares, of which 135,700 were issued in 2014.

In connection with the public offering that was completed in February 2014 (refer to Note 12), effective February 18, 2014, 135,700 Class A common shares, representing the 2% of the 6,785,000 Class A common shares sold in the public offering, were granted to Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on February 18, 2014, was $880,015, which was recorded as share based compensation and is included in Management fees – related party in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2014.

(4) Administrative Service Agreement - The Company entered into an administrative service agreement with Allseas on November 12, 2008. Under the agreement, Allseas provides telecommunication services, secretarial and reception personnel and equipment, security facilities, office cleaning services and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

(5) Newbuildings Supervision Agreement - The Company has entered into management agreements with Allseas relating to the supervision of each of the contracted newbuilding vessels, pursuant to which Allseas is entitled to: (1) a flat fee of $375,000 per vessel for the first 12 month period commencing from the respective steel cutting date of each vessel, and thereafter the flat fee will be paid on a pro rata basis until the vessel’s delivery to the Company, (2) a daily fee of €115 per vessel commencing from the date of the vessel's shipbuilding contract until the Company accepts delivery of the respective vessel, and (3) €500 per day for each day in excess of 5 days per calendar year for which a superintendent performed on site inspection.

(6) Compensation Agreement – The Company has entered into a compensation agreement with Allseas whereby in the event that Allseas is involuntarily terminated as the manager of its fleet, it shall compensate Allseas with an amount equal to the sum of (i) three years of the most recent management fees and commissions, based on the fleet at the time of termination, and (ii) €3,000,000 (or $3,642,000 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.2140 as of December 31, 2014).

(7) Executive Services Agreement – Effective January 1, 2011, the Company entered into an executive services agreement with Allseas, pursuant to which Allseas provides the services of the executive officers, which include strategy, business development, marketing, finance and other services, who report directly to the Company’s Board of Directors. Under the agreement, prior to January 1, 2013, Allseas was entitled to an executive services fee of €2,500,000 per annum, payable in equal monthly installments, plus incentive compensation. Effective January 1, 2013, the executive services fee was adjusted to €2,700,000 per annum, while effective January 1, 2014, the executive services fee was adjusted to €2,900,000 per annum. The agreement has an initial term of five years and automatically renews for a successive five-year term unless sooner terminated. On March 6, 2013, the Company amended the terms of the termination clause of the executive services agreement, whereby, if the respective agreement is terminated by Allseas either for “good reason” or as a result of “change of control”, as such terms are defined in the agreement, or terminated by the Company without “cause”, as defined in the agreement, Allseas will be entitled to receive (i) the amount of the executive services fee payable through the “termination date,” as defined in the agreement; (ii) compensation equal to three years’ annual executive services fee then applicable; and (iii) an amount of the Company’s common shares equal to 5% of the then issued and outstanding shares of the Company. For the year ended December 31, 2012, an amount of $3,228,438 was paid to Allseas for the services of the executive officers, while no incentive compensation was remitted. For the year ended December 31, 2013, an amount of $7,582,634 was paid to Allseas for the services of the executive officers, which includes incentive compensation of $3,993,000. For the year ended December 31, 2014, an amount of $5,689,152 was paid to Allseas for the services of the executive officers, which includes incentive compensation of $1,848,900.

Each month, the Company funds a payment to Allseas to cover working capital equal to one month’s worth of estimated operating expenses. At each balance sheet date, the excess of the amount funded to Allseas over payments made by Allseas for operating expenses is reflected as Due from related parties. As of December 31, 2013 and 2014, the amount due from Allseas was $146,051 and $843,510, respectively.

 (b)Seacommercial: In January 2015, the Company’s vessel owning subsidiaries signed brokerage services agreements with Seacommercial. Pursuant to the agreements, effective January 2, 2015, Seacommercial provides full brokerage services in exchange for fees representing the 1.25% Charter Hire Commission and the 1.00% Vessel Commission.

(c)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: On September 13, 2007 and effective as of October 1, 2007, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company’s Chairman, President, Chief Executive Officer and Interim Chief Financial Officer. The term of the lease was for 5 years beginning October 1, 2007 and expired on September 30, 2012. The monthly rental for the first year was €2,000, plus 3.6% tax, and thereafter would be adjusted annually for inflation increases in accordance with the official Greek inflation rate. On October 1, 2012, the rental agreement was renewed for an additional term of 5 years, beginning October 1, 2012 and expiring September 30, 2017, pursuant to which the monthly rental for the first year is €3,000, plus 3.6% tax, and thereafter will be adjusted annually for inflation increases in accordance with the official Greek inflation rate. Rent expense under this lease amounted to $39,593, $49,324 and $49,001 for the years ended December 31, 2012, 2013 and 2014, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of comprehensive loss.

 (d)Crewcare Inc. (“Crewcare”):

(1) Manning Agency Agreements – Each of the Company’s ship-owning subsidiaries has a manning agency agreement with Crewcare, a company beneficially owned by the Company’s Chief Executive Officer, based in Manila, Philippines. Under the agreements, manning services are provided in exchange for a fixed monthly fee of $95 per seaman for all officers and crew who serve on board each vessel, plus a recruitment fee of $120 per seaman, payable on a one-off basis. In addition, the agreements also provide for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred amounted to $321,648, $382,517 and $441,499 for the years ended December 31, 2012, 2013 and 2014, respectively, and are included in Vessels operating expenses. Administrative services are also being provided which represent payment of crew wages and related costs on behalf of the Company.

(2) Cadetship Program Agreements – On October 5, 2013, each of the Company’s ship-owning subsidiaries entered into a cadetship program agreement with Crewcare, pursuant to which Crewcare, at its own cost, is responsible for recruiting and training cadets to be assigned to the vessels. These services are being provided in exchange for a lump sum fee of $5,000 per cadet employed on board the vessel for one-year on board training. The agreement has an initial term of one year with the option to renew for one more year by mutual agreement. The agreement was renewed for one additional year, effective October 5, 2014. The expenses incurred for the years ended December 31, 2013 and 2014, amounted to $15,000 and $360,000, respectively, and are included in Vessels operating expenses.

The balances due to Crewcare amounted to $82,074 and $166,354 as of December 31, 2013 and 2014, respectively.

(e)Box Ships Inc.: As of December 31, 2013 and 2014, the Company held 13.6% and 11.0% of Box Ships’ common stock, respectively. The decrease in the percentage of Box Ships’ common stock held by the Company is mainly due to the Company’s non-participation in the public offering of 5,500,000 common shares of Box Ships, which was completed on April 15, 2014 (refer to Note 8).

On May 27, 2011, the Company granted Box Ships an unsecured loan of $30,000,000. The loan was initially payable in one installment on the second anniversary of the Box Ships IPO on April 19, 2013. The loan bore interest at LIBOR plus a margin of 4.00%. As of December 31, 2012, the outstanding loan balance due from Box Ships was $14,000,000. On February 28, 2013, Box Ships prepaid an amount of $1,000,000 and reduced the outstanding balance of the respective loan to $13,000,000. In addition, on March 11, 2013, the Company agreed to amend certain terms of the loan agreement. Pursuant to the amended agreement, the Company agreed to extend the maturity of the loan for one year, from April 19, 2013 to April 19, 2014. During the remaining term of the loan, Box Ships was required to make quarterly principal installments in the amount of $1,000,000 each, with a final balloon payment of $9,000,000 due on the maturity date. In consideration for the amendment of the loan agreement, Box Ships agreed to pay an amendment fee of $65,000, which is included in Interest income in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2013, and to increase the margin from 4.00% to 5.00%. In April 2013, Box Ships paid the amendment fee of $65,000. Pursuant to the amended loan agreement, on April 19, 2013 and on July 19, 2013, Box Ships proceeded with the first two quarterly principal installment payments of $1,000,000 each. In addition, on August 5, 2013, Box Ships prepaid an amount of $5,000,000 and reduced the outstanding balance of the respective loan to $6,000,000, which was fully repaid on October 18, 2013. For the years ended December 31, 2012, 2013 and 2014, interest charged on the respective loan amounted to $675,856, $439,326 and $0, respectively.